SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is May 22, 2019.

MFS® Diversified Income Fund

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Robert Almeida	2018	Investment Officer of MFS
Ward Brown	2013	Investment Officer of MFS
David Cole	2006	Investment Officer of MFS
Rick Gable	2006	Investment Officer of MFS
Matt Ryan	2006	Investment Officer of MFS
Jonathan Sage	2006	Investment Officer of MFS
Geoffrey Schechter	2006	Investment Officer of MFS
Michael Skatrud	2018	Investment Officer of MFS

Effective September 1, 2019, the above table is restated as follows:

Portfolio Manager	Since	Title
Robert Almeida	2018	Investment Officer of MFS
Neeraj Arora	September 2019	Investment Officer of MFS
David Cole	2006	Investment Officer of MFS
Rick Gable	2006	Investment Officer of MFS
Matt Ryan	2006	Investment Officer of MFS
Jonathan Sage	2006	Investment Officer of MFS
Geoffrey Schechter	2006	Investment Officer of MFS
Michael Skatrud	2018	Investment Officer of MFS

Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager	Employed in the investment area of MFS since 2007
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Rick Gable	Real Estate Related Investments Portfolio Manager	Employed in the investment area of MFS since 2011
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Geoffrey Schechter	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since 1993
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013

Effective September 1, 2019, the above table is restated as follows:

Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager	Employed in the investment area of MFS since 2007
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Rick Gable	Real Estate Related Investments Portfolio Manager	Employed in the investment area of MFS since 2011
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Geoffrey Schechter	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since 1993
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013

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